Leases (Details) - Schedule of right-of-use assets - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	£ 109,836	£ 56,653
Cost of ending balance	153,504	109,836
Accumulated depreciation beginning balance	(17,582)	(5,933)
Accumulated depreciation ending balance	(34,690)	(17,582)
Net book value	118,814	92,254
Additions	46,889	25,261
Acquisition of subsidiaries	6,276	34,804
Sale and leasebacks	6,930
Disposals	(4,957)	(5,940)
Disposal of subsidiaries	(6,449)
Assets held for sale	(4,696)
Transfers	(818)	(791)
FX revaluation	493	(151)
Depreciation charge for the year	(25,558)	(14,109)
Disposals	4,145	2,394
Disposal of subsidiaries	729
Assets held for sale	3,818
Transfers		66
FX revaluation	(242)
Leasehold property [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	85,775	48,332
Cost of ending balance	121,976	85,775
Accumulated depreciation beginning balance	(10,696)	(4,839)
Accumulated depreciation ending balance	(23,762)	(10,696)
Net book value	98,214	75,079
Additions	31,670	13,271
Acquisition of subsidiaries	6,276	29,268
Sale and leasebacks	6,930
Disposals	(2,428)	(5,096)
Disposal of subsidiaries	(6,449)
Assets held for sale
Transfers
FX revaluation	202
Depreciation charge for the year	(16,485)	(8,108)
Disposals	2,738	2,251
Disposal of subsidiaries	729
Assets held for sale
Transfers
FX revaluation	(48)
Fixtures and fittings [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	74	74
Cost of ending balance	74	74
Accumulated depreciation beginning balance	(33)	(18)
Accumulated depreciation ending balance	(48)	(33)
Net book value	26	41
Additions
Acquisition of subsidiaries
Sale and leasebacks
Disposals
Disposal of subsidiaries
Assets held for sale
Transfers
FX revaluation
Depreciation charge for the year	(15)	(15)
Disposals
Disposal of subsidiaries
Assets held for sale
Transfers
FX revaluation
Subscription vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	7,703
Cost of ending balance	14,325	7,703
Accumulated depreciation beginning balance	(3,157)
Accumulated depreciation ending balance	(4,306)	(3,157)
Net book value	10,019	4,546
Additions	11,913	2,942
Acquisition of subsidiaries		5,536
Sale and leasebacks
Disposals		(624)
Disposal of subsidiaries
Assets held for sale	(4,696)
Transfers	(818)
FX revaluation	223	(151)
Depreciation charge for the year	(4,790)	(3,157)
Disposals
Disposal of subsidiaries
Assets held for sale	3,818
Transfers
FX revaluation	(177)
Other motor vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost of beginning balance	16,284	8,247
Cost of ending balance	17,129	16,284
Accumulated depreciation beginning balance	(3,696)	(1,076)
Accumulated depreciation ending balance	(6,574)	(3,696)
Net book value	10,555	12,588
Additions	3,306	9,048
Acquisition of subsidiaries
Sale and leasebacks
Disposals	(2,529)	(220)
Disposal of subsidiaries
Assets held for sale
Transfers		(791)
FX revaluation	68
Depreciation charge for the year	(4,268)	(2,829)
Disposals	1,407	143
Disposal of subsidiaries
Assets held for sale
Transfers		£ 66
FX revaluation	£ (17)